Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Interest income from bank deposits	$ 235	$ 218	$ 184
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	213	204	173
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	22	14	11
Interest expenses